Document and Entity Information	Feb. 18, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0002029118
Document Type	8-K/A
Document Period End Date	Feb. 18, 2026
Entity Registrant Name	INFINITY NATURAL RESOURCES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-42499
Entity Tax Identification Number	99-3407012
Entity Address, Address Line One	2605 Cranberry Square
Entity Address, City or Town	Morgantown
Entity Address, State or Province	WV
Entity Address, Postal Zip Code	26508
City Area Code	(304)
Local Phone Number	212-2350
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.01 per share
Trading Symbol	INR
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) is being filed by Infinity Natural Resources, Inc., a Delaware corporation (the “Company”), to amend and supplement its Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) on February 23, 2026 (the “Original Report”). As previously disclosed in the Original Report, on February 23, 2026, Infinity Natural Resources, LLC, a Delaware limited liability company and subsidiary of the Company (“INR Holdings”), and Northern Oil and Gas Inc. (“Northern”) completed the acquisitions (the “Antero Acquisitions”) of (i) certain rights, title and interests in upstream oil and gas properties, rights and related assets located in the State of Ohio (the “Upstream Assets”) from Antero Resources Corporation, Antero Minerals LLC and Monroe Pipeline LLC (collectively, the “Upstream Sellers”), pursuant to that certain purchase and sale agreement (the “Upstream Purchase Agreement”), dated December 5, 2025, by and among INR Holdings, Northern and the Upstream Sellers, for a combined cash purchase price of approximately $800 million and (ii) certain gathering, compression and transportation systems, water facilities and systems, equipment and related assets located in the counties of Belmont, Guernsey, Monroe, Noble and Washington, Ohio (the “Midstream Assets” and, together with the Upstream Assets, the “Antero Assets”) from Antero Midstream LLC, Antero Water LLC and Antero Treatment LLC (collectively, the “Midstream Sellers”), each a wholly-owned subsidiary of Antero Midstream Corporation, pursuant to that certain purchase and sale agreement (the “Midstream Purchase Agreement”), dated December 5, 2025, by and among INR Holdings, Northern and the Midstream Sellers, for a combined cash purchase price of approximately $400 million. The Company is filing this Amendment solely to supplement Item 9.01 of the Original Report to file (i) the audited financial statements of the Utica Shale properties of Antero Resources Corporation for the years ended December 31, 2024 and 2025, (ii) the audited abbreviated financial statements of the Utica Shale property and equipment of Antero Midstream Corporation as of and for the years ended December 31, 2024 and 2025 and (iii) the unaudited pro forma combined financial information of the Company and the Antero Assets as of and for the year ended December 31, 2025, which gives effect to the Antero Acquisitions as if they had been consummated on January 1, 2025. Except for the foregoing, this Amendment does not modify or update any other disclosure contained in the Original Report.